Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	563,992,518.93	31,927
Yield Supplement Overcollateralization Amount 01/31/17	21,949,557.14	0
Receivables Balance 01/31/17	585,942,076.07	31,927
Principal Payments	19,731,230.02	565
Defaulted Receivables	1,447,806.80	75
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	20,859,068.93	0
Pool Balance at 02/28/17	543,903,970.32	31,287

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	52.26%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	24,475,678.66
Actual Overcollateralization	24,475,678.66

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	49.27

Delinquent Receivables:
Past Due 31-60 days	8,813,496.45	446
Past Due 61-90 days	2,892,687.56	139
Past Due 91-120 days	546,807.71	30
Past Due 121+ days	0.00	0
Total	12,252,991.72	615

Total 31+ Delinquent as % Ending Pool Balance	2.25%

Recoveries	894,859.57

Aggregate Net Losses/(Gains) - February 2017	552,947.23

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.13%
Prior Net Losses Ratio	1.31%
Second Prior Net Losses Ratio	2.26%
Third Prior Net Losses Ratio	1.46%
Four Month Average	1.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.14%

Flow of Funds	$ Amount

Collections	22,524,173.67
Advances	(24,960.95)
Investment Earnings on Cash Accounts	13,291.47
Servicing Fee	(488,285.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,024,219.13

Distributions of Available Funds
(1) Class A Interest	614,591.94
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,184,563.92
(7) Distribution to Certificateholders	2,187,151.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,024,219.13

Servicing Fee	488,285.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 02/15/17	538,612,855.58
Principal Paid	19,184,563.92
Note Balance @ 03/15/17	519,428,291.66

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2a
Note Balance @ 02/15/17	107,425,665.26
Principal Paid	13,006,483.98
Note Balance @ 03/15/17	94,419,181.28
Note Factor @ 03/15/17	33.7211362%

Class A-2b
Note Balance @ 02/15/17	51,027,190.32
Principal Paid	6,178,079.94
Note Balance @ 03/15/17	44,849,110.38
Note Factor @ 03/15/17	33.7211356%

Class A-3
Note Balance @ 02/15/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	234,000,000.00
Note Factor @ 03/15/17	100.0000000%

Class A-4
Note Balance @ 02/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	125,000,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	21,160,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	652,503.61
Total Principal Paid	19,184,563.92
Total Paid	19,837,067.53

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	85,940.53
Principal Paid	13,006,483.98
Total Paid to A-2a Holders	13,092,424.51

Class A-2b
One-Month Libor	0.77000%
Coupon	1.17000%
Interest Paid	46,434.74
Principal Paid	6,178,079.94
Total Paid to A-2b Holders	6,224,514.68

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6465809
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0104284
Total Distribution Amount	19.6570093

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3069305
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	46.4517285
Total A-2a Distribution Amount	46.7586590

A-2b Interest Distribution Amount	0.3491334
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	46.4517289
Total A-2b Distribution Amount	46.8008623

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/17	143,660.44
Balance as of 02/28/17	118,699.49
Change	(24,960.95)

Reserve Account
Balance as of 02/15/17	2,581,024.89
Investment Earnings	1,287.16
Investment Earnings Paid	(1,287.16)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89